Statements of Changes in Shareholders' Deficit - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2020		$ 44,550	$ 192,106	$ (264,195)	$ (27,539)
Beginning balance, shares at Dec. 31, 2020		44,550,000
Net loss				(345,356)	(345,356)
Issuance of preferred stock to related party	$ 10,000		348,191		358,191
Issuance of preferred stock to related party, shares	10,000,000
Balance at June 30, 2023(unaudited) at Dec. 31, 2021	$ 10,000	$ 44,550	540,297	(609,551)	(14,704)
Ending balance, shares at Dec. 31, 2021	10,000,000	44,550,000
Net loss				(10,959)	(10,959)
Conversion of 10,000,000 shares of Series A Preferred Stock into 400,950,000 shares of common stock with a cost basis of $0.001 per share	$ (10,000)	$ 400,950	(390,950)
Conversion of 10,000,000 shares of Series A Preferred Stock into 400,950,000 shares of common stock with a cost basis of $0.001 per share, shares	(10,000,000)	400,950,000
Balance at June 30, 2023(unaudited) at Jun. 30, 2022		$ 445,500	149,347	(620,510)	(25,663)
Ending balance, shares at Jun. 30, 2022		445,500,000
Beginning balance, value at Dec. 31, 2021	$ 10,000	$ 44,550	540,297	(609,551)	(14,704)
Beginning balance, shares at Dec. 31, 2021	10,000,000	44,550,000
Net loss				(29,740)	(29,740)
Conversion of 10,000,000 shares of Series A Preferred Stock into 400,950,000 shares of common stock with a cost basis of $0.001 per share	$ (10,000)	$ 400,950	(390,950)
Conversion of 10,000,000 shares of Series A Preferred Stock into 400,950,000 shares of common stock with a cost basis of $0.001 per share, shares	(10,000,000)	400,950,000
Balance at June 30, 2023(unaudited) at Dec. 31, 2022		$ 445,500	149,347	(639,291)	(44,444)
Ending balance, shares at Dec. 31, 2022		445,500,000
Balance at June 30, 2023(unaudited) at Dec. 31, 2022		$ 445,500	149,347	(639,291)	(44,444)
Ending balance, shares at Dec. 31, 2022		445,500,000
Beginning balance, value at Jun. 30, 2022		$ 445,500	149,347	(620,510)	(25,663)
Beginning balance, shares at Jun. 30, 2022		445,500,000
Net loss				(18,781)	(18,781)
Balance at June 30, 2023(unaudited) at Dec. 31, 2022		$ 445,500	149,347	(639,291)	(44,444)
Ending balance, shares at Dec. 31, 2022		445,500,000
Net loss				(8,083)	(8,083)
Balance at June 30, 2023(unaudited) at Jun. 30, 2023		$ 455,500	$ 149,347	$ (647,375)	$ (43,784)
Ending balance, shares at Jun. 30, 2023		455,500,000